Other Non-Current Financial Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Financial Assets [Abstract]
Other Non-Current Financial Assets

17 Other non-current financial assets

The changes are as follows:

	000000	000000
	2010	2011
Balance as of January 1	35	19
Changes:
Acquisitions/additions	3	1
Sales/repayments	(21)	(3)
Valuation adjustments	3	—
Translation and exchange differences	(1)	—

Balance as of December 31	19	17

Sales/repayments in 2010 mainly relate to the sale of shares and options of the strategic alliance with Virage Logic Corporation.

The balance as of December 31, 2011, mainly consists of restricted liquid assets of $7 million and guarantee deposits of $6 million (2010: $9 million and $6 million, respectively).